Issued capital - Movements in Ordinary Share Capital (Details) $ in Thousands	6 Months Ended
Dec. 31, 2024 USD ($) shares
Issued capital [Abstract]
Opening balance	$ 1,764,289
Closing balance	$ 1,985,104
Issued capital
Number of shares [Abstract]
Opening balance (in shares) | shares	186,367,686
Shares issued under the ATM Facility (in shares) | shares	25,407,471
Share based payment - Vested shares (in shares) | shares	1,729,830
Capital raise costs (in shares) | shares	0
Closing balance (in shares) | shares	213,504,987
Issued capital [Abstract]
Opening balance	$ 1,764,289
Shares issued under the ATM Facility	221,767
Share based payment - Vested shares	5,852
Capital raise costs	(6,804)
Closing balance	$ 1,985,104